Income Tax	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax
13	Income tax
The amounts of income tax (credit)/expense charged to the consolidated income statements represent:

	2021	2020	2019
	RMB million	RMB million	RMB million
Current income tax	143	222	942
Deferred income tax	(4,372)	(4,149)	(123)

	(4,229)	(3,927)	819

Pursuant to the “Notice on the continuation of the Income Tax Policies for Enhancing the Implementation of Western Region Development Strategy” (Ministry of Finance Announcement [2020] No.23), and other series of tax regulations, enterprises located in China western regions and engaged in the industrial activities as listed in the “Catalogue of Encouraged Industries in Western Regions”, will be entitled to a reduced corporate income tax rate of 15% from 2021 to 2030 upon approval from the tax authorities. CEA Yunnan, a subsidiary of the Company, obtained approval from the tax authorities and has been entitled to a reduced corporate income tax rate of 15% from January 1, 2011. The subsidiaries incorporated in Hong Kong are subject to Hong Kong profits tax rate of 16.5% (2020: 16.5%, 2019: 16.5%).
The Company and its subsidiaries, except for CEA Yunnan and those incorporated in Hong Kong, are generally subject to the PRC standard corporate income tax rate of 25% (2020: 25%, 2019: 25%).
A reconciliation of the tax (credit)/charge applicable to (loss)/profit before tax at the statutory rate for the country in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rate is as follows:

	2021	2020	2019
	RMB million	RMB million	RMB million
(Loss)/profit before income tax	(17,513)	(16,488)	4,299
Tax calculated at the tax rate of 25% (2020: 25%, 2019: 25%)	(4,378)	(4,122)	1,075
Lower tax rates enacted by local authority	60	56	(139)
Share of results of associates and joint ventures	35	24	(71)
Income not subject to tax	(84)	(12)	(36)
Expenses not deductible for tax	159	169	128
Utilisation of previously unrecognised tax losses	—	(16)	(11)
Unrecognised tax losses for the year	69	21	17
Utilisation of previously unrecognised deductible temporary differences	—	(10)	(8)
Unrecognised deductible temporary differences	—	3	3
Adjustments in respect of current tax of previous periods	(1)	(4)	(34)
Additional deduction of research and development costs	(58)	(31)	(27)
Income tax deduction of purchase of special equipment for production safety	(31)	(5)	(78)

Tax (credit)/charge	(4,229)	(3,927)	819

Effective tax rate	24.15%	23.82%	19.05%

The Group operates international flights to overseas destinations. There was no material overseas taxation for the years ended December 31, 2021, 2020 and 2019, as there are tax treaties between the PRC and the corresponding jurisdictions relating to the aviation business.